10. Notes Payable (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Note payable balance		$ 1,050,000	$ 1,100,000
Less current portion	$ (1,000,000)	(1,050,000)	(1,100,000)
Long-term portion		0	0
Convertible promissory note - Service agreement [Member]
Note payable balance		0	20,000
Acquisition note [Member]
Note payable balance		50,000	0
Convertible promissory notes - debt acquisition [Member]
Note payable balance		100,000	100,000
Convertible promissory note - Asher/Goldenrise [Member]
Note payable balance		0	55,000
Original Bridge Loan [Member]
Note payable balance		120,000	120,000
Bridge Loan 3 [Member]
Note payable balance		250,000	250,000
Bridge Loan 1 [Member]
Note payable balance		355,000	355,000
Bridge Loan 2 [Member]
Note payable balance		$ 175,000	$ 200,000